Note 20 - Transfers of Financial Assets - Transferred Assets with on-going Involvement II (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Year-to- date P&L [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	€ 22	€ 15
Non-standard Interest Rate, cross-currency or inflation-linked swap	(1)	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	21	15
Cumulative P&L [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	49	27
Non-standard Interest Rate, cross-currency or inflation-linked swap	(1)	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	48	27
Gain/(loss) on disposal [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	99	100
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	€ 99	€ 100